CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2024	Sep. 30, 2025
Share issuance costs	$ 668	$ 71